General Information	12 Months Ended
Dec. 31, 2024
General Information About Financial Statements [Abstract]
General information	1 General Information
Marex Group plc (the ‘Company’) is incorporated in England and Wales under the Companies Act.
The address of the registered office is 155 Bishopsgate, London, EC2M 3TQ, United Kingdom. The
principal activities of Marex Group plc and its subsidiaries (the 'Group') and the nature of the Group’s operations are set out in note 5.
The consolidated financial statements of the Group have been prepared in accordance with
International Financial Reporting Standards (‘IFRS® Accounting Standards’), as issued by the
International Accounting Standards Board ('IASB').
The consolidated financial statements of the Group are presented in US dollars (‘USD’ or ‘$’), which is also the Company’s functional currency. All amounts have been rounded to the nearest tenth of a million (‘m’), except where otherwise indicated.
On 24 April 2024, the Group’s registration statement on Form F-1 related to its initial public offering
('IPO') was declared effective. On 25 April 2024, the Group’s ordinary shares began trading on the
Nasdaq Global Select Market under the symbol “MRX”. On 29 April 2024, the Group completed its IPO, in which the Group issued 3,846,153 new ordinary shares each at initial offering price of $19.00 per ordinary share for gross proceeds to the Group of $73.1m, before deducting issuance transaction costs of $4.8m.
In the IPO, selling shareholders sold a total of 13,028,951 existing ordinary shares. During October 2024, selling shareholders sold an additional 8,472,333 of their existing ordinary shares. The Group did not receive any proceeds from the selling shareholders activities.
In connection with its IPO, the Group undertook a share capital reorganisation involving the issuance and conversion of growth shares and non-voting ordinary shares into ordinary shares, the cancellation of deferred shares, the redenomination of the nominal value of ordinary shares and a 1.88 to
1 reverse split of ordinary shares. Further information is disclosed in note 26.